Note 25 - Income Taxes (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-capital loss [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 80,650	$ 57,721
Unused tax losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 0	$ 67